Income Taxes (Recognition of Deferred Income Tax Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Future taxable income to realize deferred income tax assets	$ 2,700
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	259	$ 244
Gross unrecognized tax benefits	92	62	$ 74	$ 74
Net unrecognized tax benefits at end of year	67	60	69
Unrecognized tax benefits that would impact effective tax rate	16
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	15
Recognized accrued interest and penalties	16	1	$ 3
Accrued interest and penalties	27	$ 11
Deferred tax expense	$ 25